Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Consolidated Balance Sheets
Allowance for doubtful accounts	¥ 84,715	¥ 81,065
Common stock, authorized shares	72,000,000	72,000,000
Common stock, issued shares	38,123,862	38,029,862
Common stock, outstanding shares	38,123,862	38,029,862
Treasury stock, shares	696	630